Financial Instruments - Long-Term Debt Narrative (Details) £ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 EUR (€)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 EUR (€)
Debt Instrument [Line Items]
Loss on early retirement of debt	$ 999,000,000			$ 138,000,000	$ 3,000,000	$ 999,000,000
Senior Unsecured U.K. Pound Debt, 6.50%, Due 2038 [Member]
Debt Instrument [Line Items]
Loss on early retirement of debt	846,000,000
Senior Unsecured Euro Debt, 5.75%, Due 2021 [Member]
Debt Instrument [Line Items]
Loss on early retirement of debt	$ 153,000,000		$ 138,000,000
Senior Notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate				3.57%					3.56%
Principal amount				$ 5,000,000,000
Senior Notes [Member] | Senior Unsecured U.K. Pound Debt, 6.50%, Due 2038 [Member]
Debt Instrument [Line Items]
Repurchased debt | £											£ 197
Interest rate, percentage										6.50%	6.50%
Redemption value | £											£ 1,700
Amount of debt exchanged		£ 833				$ 1,100,000,000
Principal amount | £											£ 470
Senior Notes [Member] | Senior Unsecured Euro Debt, 5.75%, Due 2021 [Member]
Debt Instrument [Line Items]
Repurchased debt							$ 1,300,000,000	€ 1,100,000,000		€ 834,000,000
Interest rate, percentage							5.75%	5.75%		5.75%	5.75%
Redemption value							$ 1,500,000,000	€ 1,300,000,000		€ 1,000,000,000.0
Principal amount | €										€ 1,200,000,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount									$ 5,000,000,000.0			$ 1,065,000,000.000	€ 4,000,000,000.0
Weighted average interest rate				1.20%	1.30%							0.23%	0.23%
Principal amount				$ 1,800,000,000
Unsecured Debt [Member] | Senior Notes Due 2047 [Member]
Debt Instrument [Line Items]
Weighted average interest rate												4.20%	4.20%